Organization (Details Narrative) - USD ($)						3 Months Ended	6 Months Ended		9 Months Ended
	Jul. 28, 2025	Jun. 30, 2025	May 19, 2025	Dec. 31, 2024	Jun. 25, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	May 31, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporated		Jun. 17, 2025							Jun. 17, 2025
Ordinary shares, par value		$ 0.001				$ 0.001	$ 0.001		$ 0.001
Cash
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Agreed to purchase of shares		1
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporated								Jun. 25, 2024	Jun. 25, 2024
Sale of stock				7,666,667	7,666,667
Transaction costs									$ 5,456,417
Cash underwriting fee									4,400,000
Other offering costs									$ 1,056,417
Percentage of fair market value								80.00%	80.00%
Business combination acquires percentage								50.00%	50.00%
Maturity days			185 days
Initial business combination or to redeem percentage								100.00%	100.00%
Interest to pay dissolution expenses								$ 100,000	$ 100,000
Trust account per public share				$ 0.003				$ 0.003
Aggregate preferred equity investment									$ 516,500,000
Conversion rate									130.00%
Adjustment shares percentage									85.00%
Reference rate period									10 days
Adjustment shares maximum price									$ 200,000
Weighted average price of bitcoin									$ 516,500,000
Bitcoin per share									$ 10.00
Cash									$ 190,655
Working capital									272,460
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Convertible Debt [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible amount									$ 235,000,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, par value	$ 0.001								$ 0.0001
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Price per share					$ 0.004					$ 0.003
Unsecured promissory note			$ 300,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | ProCap BTC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued									10,000,000
Bitcoin purchase period									15 days
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Business Combination Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Trust account per public share				$ 10.00				$ 10.00	$ 10.00
Aggregate adjustment shares percentage									15.00%
Percentage of reallocate of adjustment shares	15.00%
Bitcoin price	$ 516,500,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued			1					1
Price per share			$ 11.50
Gross proceeds							$ 250,000,000
Trust account per public share									$ 18.00
Ordinary shares, par value				0.0001				$ 0.0001	0.0001
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, par value				$ 0.0001				$ 0.0001	$ 0.0001
Agreed to purchase of shares					5,750,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Aggregate shares forfeited			100,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued			25,000,000
Price per share			$ 10.00
Sale of stock								20,000,000
Net proceeds			$ 250,000,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Over-Allotment Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued			3,000,000					23,000,000
Gross proceeds			$ 250,000,000					$ 4,000,000
Sale of stock								23,000,000
Agreed to purchase of shares				1,000,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Over-Allotment Option [Member] | Underwriters [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units forfeited			300,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued									705,000
Price per share				$ 10.00				$ 10.00	$ 10.00
Gross proceeds									$ 7,050,000
Sale of stock						705,000		650,000	705,000
Agreed to purchase of shares								665,000
Number of shares issued				400,000				400,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued									265,000
Sale of stock									265,000
Agreed to purchase of shares								265,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement [Member] | JVB Financial Group LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Price per share									$ 10.00
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement [Member] | Representatives [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued									440,000
Sale of stock									440,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued									1
Price per share									$ 11.50
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Public Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Price per share				$ 10.00				$ 10.00	10.00
Trust account per public share				10.00				$ 10.00	$ 10.00
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Proposed Public Offering [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of units issued								20,000,000
Price per share			$ 10.00	$ 10.00				$ 10.00
Sale of stock								665,000